JORDAN K. THOMSEN

Vice President and Counsel

(212) 314-5431

Fax: (212) 314-3953

October 4, 2012

VIA EDGAR

Ms. Alison White

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4/A

File Nos. 333-182795 and 811-22651

CIK #0001537470

Dear Ms. White:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 4 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On July 23, 2012, we filed an initial Registration Statement on Form N-4 describing AXA Equitable’s plan to transfer the assets related to its Accumulator® Series 11.0 contracts from Separate Account 49 to Separate Account 70. On July 23, 2012, we received oral comments on this filing from you. We provided written responses to those comments on July 26, 2012. We received additional staff comments on September 20, 2012. We are providing responses to those comments below.

1.	General

a. Please confirm that the contract name on the front cover page of the prospectus will continue to be the same as the EDGAR class identifiers associated with the contract.

Response 1.a.:

For Accumulator Series 11.0, the contract name on the front cover page of the prospectus is the same as the EDGAR class identifier associated with this contract.

b. Please disclose in the supplement that: (1) contract owners’ assets will be moving from Separate Account 49 to a Separate Account 70 (and what this means); (2) the reasons that the assets are being transferred; and (3) the effects (if any) of the transfers on contract owners.

Response 1.b.:

The supplement has been amended to include the suggested disclosure and has been filed herewith.

2.	Item 24. Financial Statements and Exhibits

Please provide Powers of Attorney that relate specifically to the filings. See Rule 483(b) of the Securities Act of 1933.

Response 2:

Powers of Attorney that relate specifically to this filing have been included.

3.	Item 32. Undertakings

Please change “Certificates” to “Contracts” in the fee representation.

Response 3:

The appropriate change has been made.

4.	Financial Statements, Exhibits, and Other Information

Any financial statements, exhibits, and other required disclosure not included in the registration statement must be filed in a pre-effective amendment to the registration statement.

Response 4:

The financial statements, exhibits and other required disclosure have been included in the registration statement.

To meet internal implementation and print deadlines, we request that the registration statement be declare effective as soon as practicable, but no later than November 1, 2012. Please contact the undersigned at (212) 314 -5431 or Christopher Palmer, Esq. of Goodwin Proctor LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc:	Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104